Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Segmental revenue and profit
Adjusted EBITDA	€ 7,023	€ 7,105
Depreciation and amortisation	(4,729)	(4,874)
Share of adjusted results in equity accounted associates and joint ventures	255	(550)
Adjusted operating profit	2,549	1,681
Restructuring costs	(86)	(163)
Amortisation of acquired customer bases and brand intangible assets	(364)	(232)
Other income and expense	1,184	(872)
Interest on lease liabilities	189	163
Operating profit	3,472	577
Share of profit (loss) of associates and joint ventures accounted for using equity method	260	(2,601)
Gain in relation to merger	1,043
Gain in relation to disposal		1,078
Adjusted operating profit
Segmental revenue and profit
Share of adjusted results in equity accounted associates and joint ventures	255	550
Restructuring costs
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method		33
Amortisation of acquired customer base and brand intangible assets
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method	124	122
Other income and expense
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method	€ 129	€ 1,896